Segment Information	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Information [Abstract]
Segment Information

4. Segment Information

Identification of reportable operating segments

AASB 8 (IFRS 8) Operating Segments requires operating segments to be identified on the basis of internal reports about components of the Group that are regularly reviewed by the Chief Executive Officer in order to allocate resources to the segment and to assess its performance.

The Group’s operating segments have been determined with reference to the monthly management accounts used by the Chief Executive Officer to make decisions regarding the Group’s operations and allocation of working capital. Due to the size and nature of the Group, the Board as a whole has been determined as the Chief Executive Officer.

Based on the quantitative thresholds included in AASB 8 (IFRS 8), for the fiscal year ended 30 June 2023, the Group was organised into three operating segments:

1.	Research and develop the use of psychedelic medicine and therapies for the treatment of mental health disorders. This activity commenced during the year. During the current year the operations consisted entirely of research and development activities, including clinical trials.

2.	Research and develop the use of medicinal cannabinoid products. During the year the Group continued to research and develop its products and the range of its products, including further clinical trials.

3.	Corporate operations, consisting of management of the organisation, capital management and management of resources. Revenues consist of finance income and other income.

The Group has only one geographical segment, namely Australia.

The revenues and results of these segments of the Group as a whole are set out in the consolidated statement of comprehensive income and the assets and liabilities of the Group as a whole are set out in the consolidated statement of financial position. A summary of revenue and expenses for the period and assets and liabilities at the end of the fiscal year for each segment is shown below.

30 June 2023	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	-	-	-
Interest revenue	-	(129)	362,895	362,766
Other revenue	-	1,013,879	-	1,013,879
Other expenses	(1,092,033)	(9,121,608)	(11,142,562)	(21,356,203)
Segment loss after income tax	(1,092,033)	(8,107,858)	(10,779,667)	(19,979,558)
Segment assets	881,808	53,359,216	34,349,676	88,590,700
Segment liabilities	(433,278)	(2,395,958)	(1,632,597)	(4,461,833)

30 June 2022	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	-	-	-
Interest revenue	-	96	6,175	6,271
Other revenue	-	782,383	-	782,383
Other expenses	(883,708)	(4,642,796)	(10,166,059)	(15,692,563)
Segment loss after income tax	(883,708)	(3,860,317)	(10,159,884)	(14,903,909)
Segment assets	56,058	263,731	37,559,819	37,879,608
Segment liabilities	(354,310)	(577,819)	(1,078,404)	(2,010,533)

4. Segment Information

Identification of reportable operating segments

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reports about components of the Group that are regularly reviewed by the Chief Executive Officer in order to allocate resources to the segment and to assess its performance.

The Group’s operating segments have been determined with reference to the monthly management accounts used by the Chief Executive Officer to make decisions regarding the Group’s operations and allocation of working capital. Due to the size and nature of the Group, the Board as a whole has been determined as the Chief Executive Officer.

Based on the quantitative thresholds included in IFRS 8, for the fiscal year ended 30 June 2022, the Group was organised into three operating segments:

1.	Research and develop the use of psychedelic medicine and therapies for the treatment of mental health disorders. This activity commenced during the year. During the current year the operations consisted entirely of research and development activities, including clinical trials.

2.	Research and develop the use of medicinal cannabinoid products. During the year the Group continued to research and develop its products and the range of its products, including further clinical trials.

3.	Corporate operations, consisting of management of the organisation, capital management and management of resources. Revenues consist of finance income and other income.

The Group has only one geographical segment, namely Australia.

The revenues and results of these segments of the Group as a whole are set out in the consolidated statement of comprehensive income and the assets and liabilities of the Group as a whole are set out in the consolidated statement of financial position. A summary of revenue and expenses for the period and assets and liabilities at the end of the fiscal year for each segment is shown below.

30 June 2022	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	-	-	-
Interest revenue	-	96	6,175	6,271
Other revenue	-	782,383	-	782,383
Other expenses	(883,708)	(4,642,796)	(10,166,059)	(15,692,563)
Segment loss after income tax	(883,708)	(3,860,317)	(10,159,884)	(14,903,909)
Segment assets	56,058	263,731	37,559,819	37,879,608
Segment liabilities	(354,310)	(577,819)	(1,078,404)	(2,010,533)

30 June 2021	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	1,897,596 [1]	-	1,897,596
Interest revenue	-	6	2,673	2,679
Other revenue	-	-	73,069	73,069
Other expenses	(768,316)	(5,202,371)	(7,375,456)	(13,346,143)
Segment loss after income tax	(768,316)	(3,304,769)	(7,299,714)	(11,372,799)
Segment assets	2,000	104,267	9,222,528	9,328,795
Segment liabilities	-	(86,522)	(668,527)	(755,049)

[1]	Of the total revenue from pharmaceuticals in each year, 100% was through Cannvalate Pty Ltd’s distribution network.